Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Provision for Income Taxes and Income Taxes Computed Using the Effective U.S. Federal Statutory Rate	The difference between the provision for income taxes and income taxes computed using the effective U.S. federal statutory rate is as follows:
	Year Ended December 31,
	2022	2021
Federal tax statutory rate	21.0%	21.0%
State tax, net of federal benefit	7.2	7.1
Research and development credits	0.6	1.9
Non-deductible expenses	2.9	(2.3)
Change in valuation allowance	(31.7)	(27.7)
Effective tax rate	—%	—%

Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets are as follows:
	Year Ended December 31,
	2022	2021
Net operating loss carryforwards	$5,511,086	$3,524,526
Research and development credits	324,661	255,656
Capitalized research and development costs	1,429,419	—
Capitalized start-up costs	860,853	—
Other, net	373,936	351,836
Total gross deferred tax assets	8,499,983	4,132,018
Valuation allowance	(8,499,983)	(4,132,018)
Net deferred tax assets	$—	$—